Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended					6 Months Ended			6 Months Ended								1 Months Ended			1 Months Ended		6 Months Ended
	Mar. 14, 2012	May 31, 2011	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2011	Jan. 13, 2011	Jul. 31, 2010	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 Stock options [Member]	Sep. 30, 2010 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	May 25, 2012 THD Warrant [Member]	Dec. 31, 2011 THD Warrant [Member]	Jan. 13, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member] Minimum [Member]	Jun. 30, 2012 THD Warrant [Member] Maximum [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member] Minimum [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member] Maximum [Member]	Jun. 30, 2012 Series H Preferred Warrants [Member] Minimum [Member]	Jun. 30, 2012 Series H Preferred Warrants [Member] Maximum [Member]	Jun. 30, 2012 Series I Preferred Warrants [Member] Minimum [Member]	Jun. 30, 2012 Series I Preferred Warrants [Member] Maximum [Member]	Jun. 30, 2012 Series D Warrants [Member]	Feb. 09, 2011 Series D Warrants [Member]	Mar. 14, 2012 Non-employee directors [Member]	Mar. 28, 2012 Non-employee directors [Member]	Mar. 13, 2012 Non-employee directors [Member]	Mar. 14, 2012 Audit Committee and Committee of Independent Directors [Member]	Mar. 13, 2012 Audit Committee and Committee of Independent Directors [Member]	Jun. 30, 2012 Resignation of the board members [Member]	Jun. 30, 2012 Termination of James Haworth [Member]
Class of Stock [Line Items]
Settlement of directors fees	$ 875,000		$ 347,000	$ 945,000
Payable to each director																																				100,000
Stock options to issue to purchase shares																																				100,000			25,000
Common stock, purchase price		$ 4.00						$ 2.00																$ 2.00														$ 1.19		$ 1.19
Stock option expiration date	Mar. 13, 2022																																			Mar. 13, 2012
Restricted shares of common stock to issue directors																																						100,000		25,000
Stock options and restricted shares of common stock vesting period	On the first day of each calendar quarter, commencing January 1, 2012
Restricted common stock issued																																					630,254
Common stock option to purchase																																					125,000
Unvested restricted shares																																									220,594	736,111
Common stock shares issued			206,947,124	204,815,210	125,595,418		54,500,000			218,096	218,096
Expenses related to stock options issued		1,800		3,200,000	3,900,000	1,300,000				257,000	504,000	102,000	117,000
Stock options to purchase													15,068
Common stock vested shares																				1,000,000
Unvested restricted shares																																									220,594	736,111
Common stock, shares outstanding			204,442,124	204,815,210	125,595,418																			5,000,000,000,000
Common stock, purchase price		$ 4.00						$ 2.00																$ 2.00														$ 1.19		$ 1.19
Base date to exercise price of warrant			Jul. 23, 2010
Strategic Purchasing Agreement date with The Home Depot to supply LED retrofit lamps and fixtures			Jul. 23, 2010
Vesting date of warrants															2011-12-31		2015-12-31
Percentage of gross product order			20.00%	20.00%
Long-term purchase commitment additional extension time period, years			1
Long-term purchase commitment, time period, years			3
Base price to exercise THD Warrant									$ 2.00
Shares issuable pursuant to warrant vested				1,000,000														1,024,713		1,024,713			1,000,000
Warrant may vest if the product purchases for the year reach the required levels																				2012
Common stock exercisable Warrants							942,857															5,000,000					1,273,112							1,171,044	60,758,777
Number of exercisable shares of common stock														842,742		3,160,281						5,123,715					1,726,249							1,240,798
Per share of common stock														$ 1.60		$ 6.00									$ 1.95	$ 2.00		$ 1.18	$ 1.60	$ 5.90	$ 5.92	$ 5.57	$ 5.59
Revenue reduction				$ 2,500,000														$ 341,000	$ 535,000.0	$ 716,000	$ 2.5